Bank balance	12 Months Ended
Mar. 31, 2020
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Bank balance
35. Bank balance
Details of balance with banks as at March 31, 2020 are as follows:

	In Current Account		In Deposit Account		Total
HDFC Bank	₹	599	₹	35,670	₹	36,269
ICICI Bank		—		34,883		34,883
Citi Bank		18,902		7,247		26,149
Axis Bank		1		22,988		22,989
HSBC		6,729		4,672		11,401
Saudi British Bank		955		3,311		4,266
Wells Fargo Bank		2,627		—		2,627
Kotak Mahindra Bank		2		1,200		1,202
BNP Paribas		1,034		—		1,034
ANZ Bank		426		302		728
Deutsche Bank		496		—		496
Standard Chartered Bank		341		—		341
UniCredit Bank Austria		334		—		334
United Amara Bank		259		—		259
JP Morgan Chase		107		139		246
MUFG Bank		132		—		132
Rabo Bank		129		—		129
Silicon Valley Bank		109		—		109
Intesa San Paolo		108		—		108
Others		797		—		797

Total	₹	34,087	₹	110,412	₹	144,499